SCHEDULE OF FAIR VALUE OF EQUITY INTERESTS MEASURED AT CLOSING MARKET PRICE (Details) (Parenthetical) - $ / shares	Jun. 30, 2024	Mar. 27, 2024	Mar. 26, 2024
IfrsStatementLineItems [Line Items]
Number of shares issued	911,885	31,709,747
Price per share		$ 0.0001	$ 10.70
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			103,813
Price per share			$ 10.70
Sponsor shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			3,793,934
Price per share			$ 10.70